Tax Matters - Tax Credits for Loss Carry-Forwards (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax assets	€ 5,616	€ 6,416
Ending balance, deferred tax assets	4,884	5,616
Tax loss carryforwards generated in the tax group	3,825
Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax assets	2,639	2,741
Additions	278	435
Reversals	(939)	(508)
Perimeter changes	1	2
Translation differences and other	32	(31)
Ending balance, deferred tax assets	2,011	2,639
Tax loss carryforwards generated in the tax group	1,755
Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax assets	999
Ending balance, deferred tax assets	457	999
Tax loss carryforwards generated in the tax group	498
Spain | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax assets	999	1,283
Additions	58	0
Reversals	(600)	(283)
Perimeter changes	0	0
Translation differences and other	0	(1)
Ending balance, deferred tax assets	457	999
Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Ending balance, deferred tax assets	810
Tax loss carryforwards generated in the tax group	5,452
Germany | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax assets	778	813
Additions	153	150
Reversals	(122)	(184)
Perimeter changes	1	0
Translation differences and other	0	(1)
Ending balance, deferred tax assets	810	778
Latin America
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Ending balance, deferred tax assets	741
Tax loss carryforwards generated in the tax group	683
Latin America | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax assets	861	645
Additions	64	285
Reversals	(216)	(41)
Perimeter changes	0	0
Translation differences and other	32	(28)
Ending balance, deferred tax assets	741	861
Other | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax assets	1	0
Additions	3	0
Reversals	(1)	0
Perimeter changes	0	2
Translation differences and other	0	(1)
Ending balance, deferred tax assets	3	€ 1
Telefónica Spain | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated in the tax group	2,070
Less than 1 year | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated in the tax group	0
Less than 1 year | Telefónica Spain | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated in the tax group	143
More than 1 year | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated in the tax group	1,755
More than 1 year | Telefónica Spain | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated in the tax group	€ 1,927